Schedule of Common Stock Issued (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended									60 Months Ended	132 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2013	Feb. 28, 2013		Jan. 31, 2013		Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011 Restated	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum		Dec. 31, 2007 Minimum		Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum		Dec. 31, 2007 Maximum
Common stock issuance, total shares	40,250,000	23,000,000		57,500,000			67,344,636	43,153,825			123,463		9,871		7,065,362	45,713,817	172,525,645	43,153,825
Equity Issuance, Per Share Amount		$ 10.48	[1]	$ 9.35	[1]				$ 3.13	[1]									$ 6.22 [1]	$ 4.55	[1]	$ 27.75	[1]	$ 6.71 [1]	$ 6.00	[1]	$ 31.30	[1]
Equity Issuance, Per Share Amount											N/A	[1]	N/A	[1]
Exchange of preferred stock for common stock and cash, shares									9,091,668
Issuance of common stock to directors, shares									23,003
Common stock issuance, total proceeds		$ 237,400		$ 526,200		$ 44,500	$ 434,900		$ 28,500		$ 100		$ 100		$ 201,300			$ 210,900

[1]	(1) Exclude prices of shares pursuant to the exercise of options and of shares issued to our independent directors. Includes prices of shares issued in exchange for preferred stock.